Focus Value Portfolio
Focus Value Portfolio
SEASONS SERIES TRUST Supplement to the Statutory Prospectus dated July 29, 2013, as supplemented to date Focused Value Portfolio (the “Portfolio”) Effective immediately:

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria, without regard to market capitalization.

The Portfolio offers you access to two different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.

The Portfolio will generally hold up to a total of 30 securities. Under normal circumstances, one subadviser will invest in up to 20 securities and the other subadviser will invest in up to 10 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

Please retain this supplement for future reference.